Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000131991 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131991 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131991 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000131991 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000131991 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131991 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131991 | 38141W26B | Goldman Sachs Financial Square Government Fund, Administration Class
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131991 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131991 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131991 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131991 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	14.30%
C000131991 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131991 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	84.40%
C000131991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131991 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000131992 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131992 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131992 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000131992 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000131992 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131992 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131992 | 38141W26B | Goldman Sachs Financial Square Government Fund, Administration Class
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131992 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131992 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131992 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131992 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	14.30%
C000131992 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131992 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	84.40%
C000131992 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000131993 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131993 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000131993 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000131993 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000131993 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131993 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000131993 | 38141W26B | Goldman Sachs Financial Square Government Fund, Administration Class
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131993 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131993 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131993 | 56062X708 | MainStay MacKay High Yield Corporate Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131993 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	14.30%
C000131993 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131993 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	84.40%
C000131993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131993 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000195032 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000195032 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000195032 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000195032 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000195032 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195032 | 30040W108 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | 345370860 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | 086516101 | Best Buy Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | 337932107 | FirstEnergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	13.60%
C000195032 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195032 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195032 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000195032 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195032 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	35.20%
C000195032 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	50.40%
C000195032 | Fixed Income - Other67065N555
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195032 | Equity OptionSPY P500_20260401_L_BTIG
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195032 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195032 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195032 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195032 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195032 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195032 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195032 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195032 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000195033 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000195033 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000195033 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000195033 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000195033 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195033 | 30040W108 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | 345370860 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | 086516101 | Best Buy Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | 337932107 | FirstEnergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	13.60%
C000195033 | Cash & Equivalent38141W26B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195033 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195033 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000195033 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195033 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	35.20%
C000195033 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	50.40%
C000195033 | Fixed Income - Other67065N555
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195033 | Equity OptionSPY P500_20260401_L_BTIG
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195033 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195033 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195033 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195033 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195033 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195033 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195033 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195033 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195033 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195033 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195033 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.20%